SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	9 Months Ended
	Nov. 16, 2022	Oct. 21, 2022	Oct. 07, 2022	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	May 28, 2021	Jan. 29, 2021	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)				$ 0.08	$ 0.08	$ 0.08	$ 0.03	$ 0.01	$ 0.08
Value of cash dividend paid									$ 7,600
Proceeds from sale of land										$ 27,764	$ 13,869
Subsequent Event
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)			$ 0.08
Value of cash dividend paid			$ 7,600
Cash dividend declared (in USD per share)	$ 0.08
Subsequent Event | Hawaii Land
Subsequent Event [Line Items]
Proceeds from sale of land		$ 5,900